Consolidated income statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016
Consolidated income statements [line item]
Revenue	€ 184,721	€ 142,573		€ 114,477
Cost of sales	(82,299)	(62,952)		(46,706)
Gross profit	102,422	79,621		67,771
Research and development expenses	(22,416)	(19,959)		(17,682)
Sales and marketing expenses	(46,303)	(38,935)		(36,153)
General and administrative expenses	(32,310)	(24,876)		(20,041)
Net other operating income / (expenses)	3,771	4,541	[2]	6,212
Operating (loss) profit	5,164	392		107
Financial expenses	(4,864)	(4,728)		(2,437)
Financial income	3,627	3,210		2,039
Share in loss of joint venture	(475)	(469)		(1,018)
(Loss) profit before taxes	3,452	(1,595)		(1,309)
Income taxes	(425)	(522)		(1,710)
Net (loss) profit of the year	3,027	(2,117)		(3,019)
Net (loss) profit attributable to:
The owners of the parent	3,027	(2,117)		(3,019)
Non-controlling interest	€ 0	€ 0		€ 0

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination. See Note 2 for more information
[2]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.